Leases - Future Minimum Lease Receivables - Additional Information (FY) (Details)	Dec. 31, 2024
Minimum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage	1.00%
Maximum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage	2.50%